Average Annual Total Returns - MetLife Mid Cap Stock Index Portfolio	Apr. 30, 2021
S&P MidCap 400 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	13.66%
5 Years	12.34%
10 Years	11.51%
Class A
Average Annual Return:
1 Year	13.39%
5 Years	12.08%
10 Years	11.25%
Class B
Average Annual Return:
1 Year	13.15%
5 Years	11.80%
10 Years	10.97%
Class E
Average Annual Return:
1 Year	13.21%
5 Years	11.92%
10 Years	11.08%
Class G
Average Annual Return:
1 Year	13.07%
5 Years	11.75%
10 Years	10.92%